Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expense and Other Current Assets [Abstract]
Prepaid professional fees	$ 33,665	$ 33,062
Prepaid directors and officers’ liability insurance premium	9,741	27,192
Deferred offering costs	0	175,136
Deferred leasing costs	31,587	33,402
Security deposit	17,654
Due from broker	32,885	37,187
Finished goods	92,230
Recoverable VAT	9,245	6,218
Others	72,353	55,797
Total	$ 299,360	$ 367,994